Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (92.1%)
U.S. Government Securities (15.1%)
[1]	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	288,244	283,290
[1]	United States Treasury Note/Bond	2.750%	5/15/25	137,000	133,554
[1]	United States Treasury Note/Bond	4.250%	5/31/25	75,000	74,203
	United States Treasury Note/Bond	3.125%	8/15/25	30,000	29,236
	United States Treasury Note/Bond	5.000%	9/30/25	50,000	49,875
[2]	United States Treasury Note/Bond	2.125%	5/31/26	18,000	16,976
	United States Treasury Note/Bond	4.125%	6/15/26	11,000	10,802
	United States Treasury Note/Bond	4.500%	4/15/27	99,800	98,802
					696,738
Agency Bonds and Notes (43.0%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/25	8,000	7,384
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	5,077
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	253,097
	Federal Home Loan Banks	0.830%	2/10/27	136,475	121,703
	Federal Home Loan Banks	0.850%	2/17/27	100,000	89,165
	Federal Home Loan Banks	1.020%	2/24/27	10,570	9,465
	Federal Home Loan Banks	0.900%	2/26/27	105,695	94,297
	Federal Home Loan Banks	0.920%	2/26/27	25,900	23,120
	Federal Home Loan Banks	1.115%	2/26/27	49,145	44,119
	Federal Home Loan Banks	4.800%	3/6/28	100,000	98,253
[3]	Federal Home Loan Mortgage Corp.	0.680%	8/6/25	73,100	69,011
[3]	Federal Home Loan Mortgage Corp.	4.160%	8/28/25	52,950	52,150
[3]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	162,621
[3]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	180,880
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	128,656
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	167,666
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	19,983	14,259
	Private Export Funding Corp.	4.300%	12/15/28	45,000	43,895
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	394,377	295,548
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	171,307	126,617
					1,986,983
Conventional Mortgage-Backed Securities (27.7%)
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	1,601	1,389
[3,4]	Freddie Mac Gold Pool	2.500%	11/1/28	24,669	23,537
[4,5]	Ginnie Mae	6.500%	6/15/54	93,750	94,585
[3,4]	UMBS Pool	2.000%	10/1/27–4/1/36	484,804	430,615
[3,4,5]	UMBS Pool	2.500%	1/1/28–4/1/37	238,075	218,115
[3,4,5]	UMBS Pool	1.500%	11/1/30–5/15/39	342,391	303,203
[3,4,5]	UMBS Pool	3.000%	1/1/33–5/15/39	46,142	42,538
[3,4,5]	UMBS Pool	4.000%	5/15/39–6/25/52	60,300	53,884
[3,4,5]	UMBS Pool	4.500%	5/15/39	6,500	6,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	UMBS Pool	5.000%	5/15/39	10,000	9,811
[3,4,5]	UMBS Pool	5.500%	5/15/54	24,500	23,780
[3,4,5]	UMBS Pool	6.500%	5/15/54	73,600	74,129
					1,281,864
Nonconventional Mortgage-Backed Securities (6.3%)
[3,4]	Fannie Mae REMICS	5.500%	9/25/33	5,404	5,400
[3,4]	Fannie Mae REMICS	2.000%	5/25/45	8,653	7,809
[3,4]	Fannie Mae REMICS	3.000%	6/25/48	23,919	21,164
[3,4]	Fannie Mae REMICS	4.500%	8/25/49–10/25/49	72,361	68,639
[3,4]	Fannie Mae REMICS	2.500%	11/25/49	20,400	18,248
[3,4]	Freddie Mac REMICS	3.000%	9/15/32–11/25/48	71,682	63,935
[3,4]	Freddie Mac REMICS	4.500%	10/25/44–3/25/48	41,307	39,422
[3,4]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	18,711	15,710
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	16,538	13,734
[4]	Ginnie Mae REMICS	4.500%	5/20/51	37,594	36,038
					290,099
Total U.S. Government and Agency Obligations (Cost $4,474,750)					4,255,684
Asset-Backed/Commercial Mortgage-Backed Securities (11.8%)
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K057	2.570%	7/25/26	20,900	19,806
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K064	3.224%	3/25/27	6,070	5,753
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K065	3.243%	4/25/27	19,438	18,393
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K066	3.117%	6/25/27	64,639	60,853
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K067	3.194%	7/25/27	22,013	20,717
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K070	3.303%	11/25/27	42,021	39,505
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K071	3.286%	11/25/27	6,700	6,287
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K072	3.444%	12/25/27	11,900	11,218
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K-077	3.850%	5/25/28	1,800	1,718
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K086	3.859%	11/25/28	4,400	4,166
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K087	3.771%	12/25/28	3,400	3,214
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K088	3.690%	1/25/29	5,400	5,084
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K090	3.422%	2/25/29	2,500	2,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K506	4.650%	8/25/28	6,500	6,369
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K507	4.800%	9/25/28	30,550	30,038
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K508	4.740%	8/25/28	33,000	32,446
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K509	4.850%	9/25/28	23,000	22,710
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K510	5.069%	10/25/28	6,000	5,964
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K511	4.860%	10/25/28	31,725	31,292
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K512	5.000%	11/25/28	60,500	59,982
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K513	4.724%	12/25/28	60,700	59,528
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K514	4.572%	12/25/28	47,925	46,768
[3,4,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Class A2 Series K520	5.180%	3/25/29	49,800	49,796
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $550,169)					543,931
				Shares
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[7]	Vanguard Market Liquidity Fund (Cost $168,665)	5.394%		1,686,968	168,680
Total Investments (107.6%) (Cost $5,193,584)					4,968,295
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.2%)
[3,4]	UMBS Pool	3.500%	3/25/52	(7,070)	(2,793)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	UMBS Pool	6.000%	5/15/54	(51,100)	(50,613)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $50,489)					(53,406)
Other Assets and Liabilities—Net (-6.4%)					(296,622)
Net Assets (100%)					4,618,267
Cost is in $000.
1	Securities with a value of $4,008,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $15,780,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	3,694	748,612	(6,260)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2024	(3,799)	(397,916)	5,199
10-Year U.S. Treasury Note	June 2024	(3,251)	(349,279)	8,960
Long U.S. Treasury Bond	June 2024	(111)	(12,633)	326
Ultra 10-Year U.S. Treasury Note	June 2024	(298)	(32,845)	133
Ultra Long U.S. Treasury Bond	June 2024	(221)	(26,423)	(17)
				14,601
				8,341
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,255,684	—	4,255,684
Asset-Backed/Commercial Mortgage-Backed Securities	—	543,931	—	543,931
Temporary Cash Investments	168,680	—	—	168,680
Total	168,680	4,799,615	—	4,968,295
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	53,406	—	53,406
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,618	—	—	14,618
Liabilities
Futures Contracts[1]	6,277	—	—	6,277
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.